SUBSEQUENT EVENTS (Details) - Convertible Debt € in Thousands, $ in Thousands	Mar. 26, 2024 USD ($) shares	Dec. 31, 2023 EUR (€) shares
SUBSEQUENT EVENTS
Amount of debt converted	$ 1,500	€ 5,820
Amount of debt converted, cash | $	500
Amount of debt converted, cash paid	515	3,693
Amount of debt converted, shares	$ 1,000	€ 2,127
Common shares issued | shares	216,148	617,357